PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Dates of Grant and Exercise Prices (Details) - USD ($)	1 Months Ended
	Aug. 31, 2010	Aug. 31, 2009
Employee Benefits [Abstract]
Exercise prices (per option)	$ 91.98	$ 109.14